Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 32.3%
	BASIC MATERIALS — 1.0%
$250,000	Anglo American Capital PLC 2.625%, 9/10/2030[1,2,3]	$202,104
300,000	Sherwin-Williams Co. 3.950%, 1/15/2026[2]	292,636
250,000	Yara International A.S.A. 4.750%, 6/1/2028[1,2,3]	231,542
		726,282
	COMMUNICATIONS — 1.3%
300,000	AT&T, Inc. 4.500%, 5/15/2035[2]	273,950
327,000	Comcast Corp. 2.937%, 11/1/2056[2]	210,920
298,000	Verizon Communications, Inc. 2.987%, 10/30/2056[2]	187,659
250,000	Vodafone Group PLC 4.125%, 5/30/2025[3]	246,739
		919,268
	CONSUMER, CYCLICAL — 2.6%
177,668	Air Canada 2015-2 Class A Pass-Through Trust 4.125%, 6/15/2029[1,3]	145,602
101,099	British Airways 2013-1 Class A Pass-Through Trust 4.625%, 12/20/2025[1]	98,130
250,000	Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.750%, 10/20/2028[1,3]	236,777
250,000	General Motors Financial Co., Inc. 5.000%, 4/9/2027[2]	244,314
550,000	Lowe's Cos., Inc. 5.625%, 4/15/2053[2]	543,464
700,000	Warnermedia Holdings, Inc. 5.141%, 3/15/2052[1,2]	536,972
		1,805,259
	CONSUMER, NON-CYCLICAL — 5.7%
300,000	Abbott Laboratories 4.750%, 4/15/2043[2]	291,650
250,000	Amgen, Inc. 4.050%, 8/18/2029[2]	237,768
250,000	Ashtead Capital, Inc. 5.500%, 8/11/2032[1,2]	239,206
250,000	Becton, Dickinson and Co. 4.298%, 8/22/2032[2]	237,398
250,000	Bio-Rad Laboratories, Inc. 3.700%, 3/15/2032[2]	216,266

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$550,000	Cargill, Inc. 4.375%, 4/22/2052[1,2]	$484,760
550,000	Constellation Brands, Inc. 5.250%, 11/15/2048[2]	520,226
149,974	CVS Pass-Through Trust 6.943%, 1/10/2030	153,187
	Global Payments, Inc.
250,000	4.800%, 4/1/2026[2]	244,191
250,000	5.300%, 8/15/2029[2]	241,905
600,000	Kroger Co. 5.150%, 8/1/2043[2]	551,958
500,000	Takeda Pharmaceutical Co., Ltd. 5.000%, 11/26/2028[2,3]	498,330
		3,916,845
	ENERGY — 2.1%
300,000	Florida Gas Transmission Co. LLC 4.350%, 7/15/2025[1,2]	291,761
250,000	MPLX LP 4.950%, 9/1/2032[2]	236,037
250,000	ONEOK, Inc. 4.000%, 7/13/2027[2]	234,277
200,000	Phillips 66 4.650%, 11/15/2034[2]	189,068
250,000	Valero Energy Corp. 4.350%, 6/1/2028[2]	243,534
250,000	Williams Cos., Inc. 3.750%, 6/15/2027[2]	236,261
		1,430,938
	FINANCIAL — 12.7%
200,000	Alexandria Real Estate Equities, Inc. 4.300%, 1/15/2026[2]	194,830
250,000	Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/2025[2,3]	239,973
132,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	131,982
500,000	Bank of New York Mellon Corp. 5.834% (SOFR Index+207.4 basis points), 10/25/2033[2,4]	525,044
200,000	Barclays PLC 4.375%, 1/12/2026[3]	192,242
250,000	Capital One Financial Corp. 4.250%, 4/30/2025[2]	244,809
650,000	Citigroup, Inc. 4.650%, 7/23/2048[2]	582,772

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued) FINANCIAL (Continued)
$250,000	Comerica Bank 5.332% (SOFR Rate+261 basis points), 8/25/2033[2,4]	$239,333
300,000	Essex Portfolio LP 3.500%, 4/1/2025[2]	289,100
200,000	First American Financial Corp. 4.600%, 11/15/2024	196,506
500,000	Goldman Sachs Group, Inc. 4.482% (SOFR Rate+172.5 basis points), 8/23/2028[2,4]	479,645
250,000	Hanover Insurance Group, Inc. 4.500%, 4/15/2026[2]	245,299
250,000	Healthcare Realty Holdings LP 3.750%, 7/1/2027[2]	232,230
250,000	Horace Mann Educators Corp. 4.500%, 12/1/2025[2]	240,482
500,000	Intercontinental Exchange, Inc. 4.350%, 6/15/2029[2]	491,824
250,000	Invesco Finance PLC 3.750%, 1/15/2026[3]	240,383
250,000	Jefferies Financial Group, Inc. 2.625%, 10/15/2031[2]	188,446
500,000	KeyBank N.A. 4.390%, 12/14/2027	481,786
250,000	Liberty Mutual Group, Inc. 4.250%, 6/15/2023[1]	247,826
500,000	M&T Bank Corp. 4.553% (SOFR Index+178 basis points), 8/16/2028[2,4]	479,760
250,000	Manulife Financial Corp. 4.150%, 3/4/2026[3]	245,811
500,000	Metropolitan Life Global Funding I 1.550%, 1/7/2031[1]	384,629
500,000	Morgan Stanley 6.342% (SOFR Rate+256 basis points), 10/18/2033[2,4]	529,792
200,000	Old Republic International Corp. 4.875%, 10/1/2024[2]	198,249
250,000	SVB Financial Group 2.100%, 5/15/2028[2]	205,059
500,000	U.S. Bancorp 5.850% (SOFR Rate+209 basis points), 10/21/2033[2,4]	519,798
700,000	Wells Fargo & Co. 3.068% (SOFR Rate+253 basis points), 4/30/2041[2,4]	513,995
		8,761,605

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIAL — 3.1%
$500,000	GATX Corp. 4.900%, 3/15/2033[2]	$469,707
250,000	General Dynamics Corp. 3.500%, 5/15/2025[2]	244,654
250,000	Kansas City Southern/Old 4.300%, 5/15/2043[2]	210,273
250,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.900%, 2/1/2024[1,2]	244,549
250,000	Textron, Inc. 4.000%, 3/15/2026[2]	241,718
250,000	Tyco Electronics Group S.A. 3.700%, 2/15/2026[2,3]	241,271
500,000	Union Pacific Corp. 5.375%, 6/1/2033	508,365
		2,160,537
	TECHNOLOGY — 1.4%
250,000	Broadcom, Inc. 3.419%, 4/15/2033[1,2]	201,452
250,000	Dell International LLC / EMC Corp. 6.200%, 7/15/2030[2]	256,967
100,000	Hewlett Packard Enterprise Co. 4.900%, 10/15/2025[2]	99,767
250,000	Leidos, Inc. 4.375%, 5/15/2030[2]	227,718
250,000	Micron Technology, Inc. 2.703%, 4/15/2032[2]	193,117
		979,021
	UTILITIES — 2.4%
550,000	CenterPoint Energy Houston Electric LLC 4.850%, 10/1/2052[2]	521,221
250,000	Duke Energy Corp. 4.500%, 8/15/2032[2]	236,576
250,000	Duke Energy Florida LLC 5.950%, 11/15/2052[2]	273,853
200,000	Oglethorpe Power Corp. 4.250%, 4/1/2046[2]	149,732
500,000	Wisconsin Power and Light Co. 3.950%, 9/1/2032[2]	461,192
		1,642,574

	TOTAL CORPORATE BONDS
	(Cost $22,816,633)	22,342,329

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 47.7%
80,666	iShares Core S&P 500 ETF[5]	$33,018,207
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $17,258,078)	33,018,207

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.3%
	CALL OPTIONS — 0.3%
	S&P 500
9	Exercise Price: $3,970.00, Notional Amount: $3,573,000 Expiration Date: December 16, 2022	133,344
	Exercise Price: $4,010.00, Notional Amount: $3,609,000
9	Expiration Date: December 16, 2022	106,290
	TOTAL CALL OPTIONS
	(Cost $158,504)	239,634
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $158,504)	239,634

Principal Amount
	U.S. GOVERNMENT SECURITIES — 4.2%
$3,100,000	United States Treasury Note 1.000%, 12/15/2024	2,898,138
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $3,097,952)	2,898,138

Number of Shares
	SHORT-TERM INVESTMENTS — 14.2%
9,820,863	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 3.57%[6]	9,820,863
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,820,863)	9,820,863
	TOTAL INVESTMENTS — 98.7%
	(Cost $53,152,030)	68,319,171
	Other Assets in Excess of Liabilities — 1.3%	908,323
	TOTAL NET ASSETS — 100.0%	$69,227,494

Number of Contracts
WRITTEN OPTIONS CONTRACTS — (0.1)%
CALL OPTIONS — (0.1)%
S&P 500
(9)	Exercise Price: $4,170.00, Notional Amount: $(3,753,000) Expiration Date: December 16, 2022	(32,490)

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(9)	Exercise Price: $4,210.00, Notional Amount: $(3,789,000) Expiration Date: December 16, 2022	$(21,420)
	TOTAL CALL OPTIONS
	(Proceeds $37,096)	(53,910)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $37,096)	$(53,910)

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,545,310, which represents 5.1% of total net assets of the Fund.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Variable rate security.
[5]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,093,200, which represents 5.91% of total net assets of the Fund.
[6]	The rate is the annualized seven-day yield at period end.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
(44)	E-mini S&P 500 Index	December 2022	$(8,633,578)	$(8,978,750)	$(345,172)

TOTAL FUTURES CONTRACTS			$(8,633,578)	$(8,978,750)	$(345,172)

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 91.9%
13,975	BlackRock Short Maturity Bond ETF	$688,688
24,382	iShares Core High Dividend ETF	2,637,889
54,711	iShares MSCI EAFE Min Vol Factor ETF	3,520,653
16,756	iShares MSCI Emerging Markets Min Vol Factor ETF	919,569
28,246	iShares MSCI Germany ETF	717,166
62,299	iShares MSCI USA Min Vol Factor ETF[1]	4,688,623
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $9,315,307)	13,172,588

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.4%
	CALL OPTIONS — 0.4%
	S&P 500
2	Exercise Price: $3,970.00, Notional Amount: $794,000 Expiration Date: December 16, 2022	29,632
2	Exercise Price: $4,010.00, Notional Amount: $802,000 Expiration Date: December 16, 2022	23,620
	TOTAL CALL OPTIONS
	(Cost $35,211)	53,252
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $35,211)	53,252

Number of Shares
	SHORT-TERM INVESTMENTS — 7.8%
1,113,318	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 3.57%[2]	1,113,318
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,113,318)	1,113,318
	TOTAL INVESTMENTS — 100.1%
	(Cost $10,463,836)	14,339,158
	Liabilities in Excess of Other Assets — (0.1)%	(7,788)
	TOTAL NET ASSETS — 100.0%	$14,331,370

Number of Contracts
WRITTEN OPTIONS CONTRACTS — (0.1)%
CALL OPTIONS — (0.1)%
S&P 500
(2)	Exercise Price: $4,170.00, Notional Amount: $(834,000) Expiration Date: December 16, 2022	(7,220)

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(2)	Exercise Price: $4,210.00, Notional Amount: $(842,000) Expiration Date: December 16, 2022	$(4,760)
	TOTAL CALL OPTIONS
	(Proceeds $8,223)	(11,980)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $8,223)	$(11,980)

ETF - Exchange-Traded Fund

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $752,600, which represents 5.25% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)

(9)	E-mini S&P 500 Index	December 2022	$(1,727,605)	$(1,836,563)	$(108,958)
TOTAL FUTURES CONTRACTS			$(1,727,605)	$(1,836,563)	$(108,958)